Recurring Fair Value Measurements (Details) - Schedule of the changes in the fair value of the Level 3 assets and liabilities measured at fair value - Growth Capital Acquisition Corp. [Member] - USD ($)
3 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Recurring Fair Value Measurements (Details) - Schedule of the changes in the fair value of the Level 3 assets and liabilities measured at fair value [Line Items]
Fair value as of beginning balance	$ 3,260,250	$ 2,742,750
Change in fair value	2,018,250	517,500
Fair value as of ending balance	$ 5,278,500	$ 3,260,250